Commitments and Contingencies- Schedule of Components of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Operating lease cost	$ 1,317	$ 1,142
Variable cost	350	473
Short-term lease rent expense	18	44
Total rent expense	$ 1,685	$ 1,659